Expense Example - HAWAII MUNICIPAL BOND FUND - CLASS A SHARES	Dec. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 230
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	$ 1,558